Supply and Exchange Agreements (Textual) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Handling fees	$ 16,500,000	$ 3,700,000
Supply and exchange agreement expenses	19,783,000	19,426,000
Supply and Exchange Agreements [Member]
Supply and exchange agreement expenses	$ 4,200,000	$ 1,100,000